THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 13, 2002.

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
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Address:   c/o Gotham Partners Management Co., L.L.C.
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           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
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Form 13F File Number:  28-6906
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
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Title:     Manager
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Phone:     212-286-0300
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Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             12/23/02
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        12
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Form 13F Information Table Value Total:        $13,127
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.         Form 13F File Number                Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   -----------------------------

      3               28-7474                   Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   -----------------------------
      4               28-5717                   Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   -----------------------------

                           Form 13F INFORMATION TABLE


       COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                    VALUE   SHRS OR SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL  DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------ -------------- --------- -------- -------- --- ----  ---------- -------- -------- -------- -------


BE FREE INC                COM           073308108  2,558  1,982,704 SH       SHARED-OTHER 1,2,4           1,982,704
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BE FREE INC                COM           073308108    609    471,893 SH       SHARED-OTHER 1,3               471,893
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FRONTLINE CAP
    GROUP                  COM           35921N101     15    169,207 SH       SHARED-OTHER 1,2,4             169,207
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FRONTLINE CAP
    GROUP                  COM           35921N101      4     39,690 SH       SHARED-OTHER 1,3                39,690
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CORRECTIONS CORP
    AMER NEW               COM           22025Y407    596     45,279 SH       SHARED-OTHER 1,2,4              45,279
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CORRECTIONS CORP
    AMER NEW               COM           22025Y407     62      4,721 SH       SHARED-OTHER 1,3                 4,721
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ERIE INDTY
     COMPANY               COM           29530P102  1,027     25,955 SH       SHARED-OTHER 1,2,4              25,955
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ERIE INDTY
     COMPANY               COM           29530P102    204      5,145 SH       SHARED-OTHER 1,3                 5,145
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PRE PAID LEGAL
     SVCS INC              COM           740065107  6,045    350,630 SH       SHARED-OTHER 1,3               350,630
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PRE PAID LEGAL
     SVCS INC              COM           740065107  1,965    113,985 SH       SHARED-OTHER 1,3               113,985
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SIMON WORLDWIDE
     INC                   COM           828815100     34    121,283 SH       SHARED-OTHER 1,2,4             121,283
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SIMON WORLDWIDE
     INC                   COM           828815100      8     28,449 SH       SHARED-OTHER 1,3                28,449
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